Convertible debentures (Tables)	12 Months Ended
May 31, 2019
Convertible debentures
Schedule of convertible debentures

	May 31,	May 31,
	2019	2018
Opening balance	$—	$—
Principal amount issued	469,805	—
Fair value adjustment	(48,439)	—
Closing balance	$421,366	$—